LICENSE, DEVELOPMENT AND COMMERCIALIZATION AGREEMENT WITH ASET THERAPEUTICS, LLC (Details Narrative) (USD $)	12 Months Ended
Feb. 28, 2015
Investment amount received	$ 250,000
Reimbursement revenue	75,000
Investment required by company	1,000,000
Costs and Expenses [Member]
Reimbursement revenue	150,000
Research and Development Expense [Member]
Reimbursement revenue	75,000
Minimum [Member]
Other Commitment Due	5,000
Investment amount received	1,250,000
Equity ownership	20.00%
Maximum [Member]
Other Commitment Due	25,000
Maximum [Member] | Costs and Expenses [Member]
Reimbursement revenue	$ 50,000